Cost of sales of goods and services, without considering depreciation and amortization - Cost of sales of goods (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of production
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	$ 5,471	$ (5,054)	$ 2,143
Cost of sales, excluding depreciation and amortization	529,731	393,888	512,874
cost of sales of products [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization		31,797	31,938	$ 49,206
Cost of production
Services provided by third parties	224,979	143,652	196,895
Consumption of materials and supplies	107,908	70,942	96,351
Disbursement of salaries	75,099	62,885	79,076
Short-term and low-value lease	31,309	16,289	20,784
Maintenance and repair	25,681	22,235	19,729
Electricity and water	17,657	36,504	44,583
Transport	17,449	12,234	16,341
Insurances	16,091	12,036	12,235
Provision (reversal) for impairment of finished goods and product in progress, note 8(c)	(5,471)	5,054	(2,143)
Other production expenses	17,263	11,916	11,755
Total cost of production of the period	527,965	393,747	495,606
Final balance of products in process and finished goods, net of depreciation and amortization	$ (30,031)	$ (31,797)	$ (31,938)